PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2017
Cost
Buildings	$2,309,897	$2,326,063
Furniture, fixtures and equipment	206,629	197,934
Leasehold improvements	80,670	72,859
Motor vehicles	2,588	3
Construction in progress	39,554	10,734

Sub-total	2,639,338	2,607,593
Less: accumulated depreciation and amortization	(463,480)	(327,477)

Property and equipment, net	$2,175,858	$2,280,116

As of December 31, 2018 and 2017, construction in progress in relation to Studio City included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $5,110 and $2,556, respectively.